STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Australia - 7.2%
AGL Energy	30,030		429,712
Alumina	116,172		184,732
AMP	135,646		165,575
APA Group	52,288		393,533
Aristocrat Leisure	25,628		535,069
ASX	8,620		518,768
Aurizon Holdings	91,763		358,613
AusNet Services	88,637		107,437
Australia & New Zealand Banking Group	129,943		2,473,630
Bank of Queensland	16,881		107,569
Bendigo & Adelaide Bank	22,413		175,726
BHP Group	96,088		2,294,439
BHP Group	133,859		3,697,550
BlueScope Steel	25,258		224,988
Boral	55,492		195,290
Brambles	71,612		641,175
Caltex Australia	10,948		201,455
Challenger	23,612		114,048
CIMIC Group	4,585		114,207
Coca-Cola Amatil	22,091		159,592
Cochlear	2,678		400,357
Coles Group	51,846	[a]	502,380
Commonwealth Bank of Australia	80,414		4,516,459
Computershare	21,295		230,293
Crown Resorts	16,014		129,779
CSL	20,594		3,215,706
Dexus	50,422	[b]	451,241
Domino's Pizza Enterprises	2,506	[c]	65,988
Flight Centre Travel Group	2,140		67,113
Fortescue Metals Group	61,663		346,087
Goodman Group	74,124		748,868
Harvey Norman Holdings	24,253	[c]	72,545
Incitec Pivot	69,755		165,667
Insurance Australia Group	106,184		624,771
LendLease Group	25,813		256,097
Macquarie Group	14,752		1,289,014
Medibank Private	125,723		309,174
Mirvac Group	179,275		393,556
National Australia Bank	126,358		2,456,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Australia - 7.2% (continued)
Newcrest Mining	34,895		833,305
Oil Search	64,107		307,462
Orica	17,089		254,467
Origin Energy	79,532		427,033
QBE Insurance Group	61,281		522,077
Ramsay Health Care	6,187		307,605
REA Group	2,250	[c]	150,203
Santos	80,161		394,691
Scentre Group	238,672		649,461
SEEK	15,353		218,853
Sonic Healthcare	20,868		399,029
South32	230,422		493,929
Stockland	108,281		337,802
Suncorp Group	59,824		551,203
Sydney Airport	50,602		288,563
Tabcorp Holdings	91,962		280,792
Telstra	191,552		518,848
The GPT Group	84,029		355,734
TPG Telecom	14,383		68,415
Transurban Group	122,065		1,294,617
Treasury Wine Estates	32,195		388,077
Vicinity Centres	148,839		264,885
Washington H Soul Pattinson & Co.	4,963		76,727
Wesfarmers	51,721		1,382,199
Westpac Banking	156,730		3,063,148
Woodside Petroleum	42,343		994,408
Woolworths Group	58,751		1,427,356
WorleyParsons	14,225		156,122
			45,741,752
Austria - .2%
ANDRITZ	3,131		111,851
Erste Group Bank	13,734	[a]	491,180
OMV	6,412		320,520
Raiffeisen Bank International	6,805		159,025
Verbund	2,984		167,314
Voestalpine	5,116		135,461
			1,385,351
Belgium - 1.0%
Ageas	8,372		450,532
Anheuser-Busch	34,641		3,503,686
Colruyt	2,524		131,143
Groupe Bruxelles Lambert	3,737		352,625
KBC Group	11,326		727,405
Proximus	7,136		203,381

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Belgium - 1.0% (continued)
Solvay	3,415		349,144
Telenet Group Holding	2,098	[a]	103,161
UCB	5,827		455,013
Umicore	9,104		284,045
			6,560,135
Chile - .0%
Antofagasta	18,089		203,640
China - .1%
BeiGene, ADR	1,554	[a,c]	213,426
Yangzijiang Shipbuilding Holdings	111,800		116,105
			329,531
Denmark - 1.6%
AP Moller - Maersk, Cl. A	172		183,570
AP Moller - Maersk, Cl. B	290		324,798
Carlsberg, Cl. B	4,864		663,359
Charles Hansen Holding	4,814		419,388
Coloplast, Cl. B	5,409		629,974
Danske Bank	30,922		458,351
Demant	4,916	[a]	144,940
DSV	8,178		779,382
Genmab	2,838	[a]	523,134
H Lundbeck	2,953		113,936
ISS	6,989		196,017
Novo Nordisk, Cl. B	78,205		3,753,578
Novozymes, Cl. B	9,831		456,036
Orsted	8,592	[d]	782,620
Pandora	4,928		189,303
Tryg	5,238		159,896
Vestas Wind Systems	8,870		726,925
			10,505,207
Finland - 1.1%
Elisa	6,479		304,179
Fortum	19,603		450,284
Kone, Cl. B	15,501		883,531
Metso	4,810		185,031
Neste	18,986		627,613
Nokia	254,445		1,371,050
Nokian Renkaat	5,430		155,650
Nordea Bank	137,400		878,882
Orion, Cl. B	4,849		166,251
Sampo, Cl. A	20,074		835,427
Stora Enso, Cl. R	27,256		313,743
UPM-Kymmene	23,813		642,107

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Finland - 1.1% (continued)
Wartsila	19,362		242,661
			7,056,409
France - 10.7%
Accor	8,366		372,286
Aeroports de Paris	1,329		229,130
Air Liquide	19,531		2,695,497
Airbus Group	26,460		3,740,790
Alstom	7,278		312,837
Amundi	2,557	[d]	176,216
Arkema	3,062		275,577
Atos	4,287		345,368
AXA	88,266		2,230,875
BioMerieux	1,765		149,254
BNP Paribas	51,171		2,377,774
Bollore	38,093		163,626
Bouygues	10,115		361,346
Bureau Veritas	12,787		318,711
Capgemini	7,207		914,244
Carrefour	27,502		528,452
Casino Guichard Perrachon	2,484	[a,c]	91,574
Cie de Saint-Gobain	22,294		853,675
Cie Generale des Etablissements Michelin	7,736		855,727
CNP Assurances	7,875		162,848
Covivio	2,073		211,354
Credit Agricole	51,145		607,051
Danone	28,051		2,432,010
Dassault Aviation	120		164,454
Dassault Systemes	5,978		904,966
Edenred	10,874		545,278
Eiffage	3,645		359,723
Electricite de France	26,466		326,551
Engie	83,337		1,276,154
EssilorLuxottica	12,705	[a]	1,710,135
Eurazeo	1,783		119,550
Eutelsat Communications	7,788		148,846
Faurecia	3,492		164,805
Gecina	2,037		309,723
Getlink	19,452		280,605
Hermes International	1,433		1,007,057
ICADE	1,449		125,719
Iliad	1,145		117,527
Imerys	1,513		63,101
Ingenico Group	2,775		263,503

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
France - 10.7% (continued)
Ipsen	1,662		190,476
JCDecaux	3,285		94,841
Kering	3,414		1,763,535
Klepierre	9,088		279,581
Legrand	12,204	[a]	860,312
L'Oreal	11,462		3,064,856
LVMH Moet Hennessy Louis Vuitton	12,615	[a]	5,216,217
Natixis	40,044	[a]	160,516
Orange	90,951		1,349,513
Pernod Ricard	9,570		1,675,623
Peugeot	26,756		628,316
Publicis Groupe	9,832		486,091
Remy Cointreau	1,025		150,754
Renault	8,835		490,911
Safran	14,896		2,134,602
Sanofi	50,999		4,255,288
Sartorius Stedim Biotech	1,221		194,581
Schneider Electric	25,030		2,155,011
SCOR	7,592		312,089
SEB	1,044		167,221
Societe BIC	1,164		80,760
Societe Generale	34,759		851,446
Sodexo	3,993		457,242
Suez	15,083		221,403
Teleperformance	2,637		551,865
Thales	4,858		547,452
Total	107,964		5,594,352
Ubisoft Entertainment	3,730	[a]	309,302
Unibail-Rodamco-Westfield	6,258		837,770
Valeo	11,234		350,644
Veolia Environnement	24,677		620,578
Vinci	23,134		2,370,930
Vivendi	41,735		1,159,988
Wendel	1,243		170,414
Worldline	3,550	[a,d]	253,799
			68,302,198
Germany - 7.8%
1&1 Drillisch	2,258		68,037
adidas	8,205		2,631,195
Allianz	19,281		4,494,788
Axel Springer	2,320	[c]	160,343
BASF	41,761		2,790,404
Bayer	42,415		2,754,907
Bayerische Motoren Werke	14,969		1,103,506

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Germany - 7.8% (continued)
Beiersdorf	4,633		538,333
Brenntag	6,849		336,797
Carl Zeiss Meditec-BR	1,869		205,473
Commerzbank	44,749		305,667
Continental	5,042		697,456
Covestro	7,714	[d]	350,180
Daimler	41,378		2,141,115
Delivery Hero	4,857	[a,d]	233,396
Deutsche Bank	89,298		694,223
Deutsche Boerse	8,668		1,212,447
Deutsche Lufthansa	11,109		176,585
Deutsche Post	45,101		1,470,385
Deutsche Telekom	151,578		2,492,949
Deutsche Wohnen	16,327		600,685
E.ON	99,518		995,878
Evonik Industries	8,034		230,500
Fraport Frankfurt Airport Services Worldwide	1,946		162,948
Fresenius & Co.	18,872		952,985
Fresenius Medical Care & Co.	9,634		671,063
GEA Group	7,022		176,537
Hannover Rueck	2,666		417,605
HeidelbergCement	6,788		492,843
Henkel & Co.	4,761		447,649
HOCHTIEF	1,139		129,247
HUGO BOSS	2,893		182,609
Infineon Technologies	56,530		1,071,257
Innogy	5,409		227,067
KION Group	3,038		163,099
Knorr-Bremse	2,220		225,804
LANXESS	3,842		229,958
Merck	5,811		595,413
METRO	7,713		119,367
MTU Aero Engines	2,342		585,774
Muenchener Rueckversicherungs-Gesellschaft	6,811		1,641,966
Puma	3,750		262,079
RWE	24,612		665,780
SAP	44,627		5,535,880
Siemens	34,755		3,815,181
Siemens Healthineers	6,760	[d]	282,410
Symrise	5,862		543,042
Telefonica Deutschland Holding	38,134		96,187
ThyssenKrupp	17,853		230,510

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Germany - 7.8% (continued)
TUI	20,240		199,507
Uniper	8,823		272,447
United Internet	5,576		166,761
Volkswagen	1,518		260,182
Vonovia	22,231		1,088,081
Wirecard	5,367		897,167
Zalando	5,450	[a,d]	250,976
			49,744,630
Hong Kong - 3.6%
AIA Group	548,400		5,590,010
ASM Pacific Technology	12,900		151,417
BOC Hong Kong Holdings	165,000		631,504
CK Asset Holdings	118,475		891,217
CK Hutchison Holdings	121,975		1,141,146
CK Infrastructure Holdings	30,500		236,320
CLP Holdings	75,288		816,013
Dairy Farm International Holdings	16,000		119,870
Galaxy Entertainment Group	96,277		659,600
Hang Lung Properties	93,000		219,042
Hang Seng Bank	35,000		829,728
Henderson Land Development	65,138		336,164
HK Electric Investments	127,500		129,331
HKT Trust	175,660		280,658
Hong Kong & China Gas	459,560		1,013,352
Hong Kong Exchanges & Clearing	54,142		1,828,492
Hongkong Land Holdings	52,100		318,046
Hysan Development	27,000		128,804
Jardine Matheson Holdings	9,846		599,137
Jardine Strategic Holdings	9,800		337,562
Kerry Properties	28,500		107,467
Link REIT	95,500		1,113,644
Melco Resorts & Entertainment, ADR	9,266		208,207
MTR	69,756		457,427
New World Development	274,566		384,327
NWS Holdings	75,918		140,881
PCCW	202,000		115,031
Power Assets Holdings	62,000		443,805
Shangri-La Asia	49,000		59,494
Sino Land	133,730		217,259
SJM Holdings	92,530		101,067
Sun Hung Kai Properties	72,199		1,160,325
Swire Pacific, Cl. A	22,500		255,437
Swire Properties	53,800		194,843
Techtronic Industries	60,365		451,973

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Hong Kong - 3.6% (continued)
The Bank of East Asia	57,258		165,693
Vitasoy International Holdings	34,000		159,528
WH Group	440,500	[d]	429,526
Wharf Holdings	58,311		142,180
Wharf Real Estate Investment	53,311		337,313
Wheelock & Co.	37,000		233,560
Yue Yuen Industrial Holdings	32,800		91,931
			23,228,331
Ireland - .7%
AerCap Holdings	6,188	[a]	337,432
AIB Group	34,440		117,225
Bank of Ireland Group	42,659		187,774
CRH	36,649		1,219,674
DCC	4,511		378,963
Flutter Entertainment	3,682		291,588
James Hardie Industries-CDI	20,254		272,602
Kerry Group, Cl. A	7,257		840,514
Kingspan Group	6,922		337,639
Smurfit Kappa Group	10,215		319,098
			4,302,509
Isle Of Man - .0%
GVC Holdings	27,484		197,309
Israel - .6%
Azrieli Group	1,992		139,627
Bank Hapoalim	52,615	[a]	399,158
Bank Leumi Le-Israel	67,105		489,428
Check Point Software Technologies	5,579	[a,c]	624,569
CyberArk Software	1,710	[a]	237,485
Elbit Systems	1,101		176,572
Israel Chemicals	30,384		163,774
Israel Discount Bank, Cl. A	53,750		232,960
Mizrahi Tefahot Bank	6,222	[a]	149,566
NICE	2,787	[a]	425,674
Teva Pharmaceutical Industries, ADR	49,789	[a,c]	394,827
Wix.com	2,148	[a]	319,021
			3,752,661
Italy - 2.0%
Assicurazioni Generali	49,618		923,663
Atlantia	22,751		584,766
Davide Campari-Milano	26,565		246,399
Enel	369,927		2,535,169
Eni	114,611		1,794,227
Ferrari	5,539		890,781
FinecoBank Banca Fineco	23,723		235,032

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Italy - 2.0% (continued)
Intesa Sanpaolo	678,524		1,466,314
Leonardo	19,118		232,945
Mediobanca Banca di Credito Finanziario	27,718		276,857
Moncler	8,097		331,906
Pirelli & C	18,888	[d]	111,478
Poste Italiane	23,696	[d]	253,102
Prysmian	11,311		232,893
Recordati	4,751		212,863
Snam	95,789		470,037
Telecom Italia	410,131	[a]	231,114
Telecom Italia-RSP	271,717		143,971
Terna Rete Elettrica Nazionale	62,268		378,967
UniCredit	90,745		1,064,751
			12,617,235
Japan - 23.3%
ABC-Mart	1,500		94,779
Acom	15,500		54,791
Advantest	9,200		356,603
Aeon	29,800		516,394
AEON Financial Service	4,860		78,756
AEON Mall	4,480		69,078
AGC	8,460		259,067
Air Water	6,800		110,906
Aisin Seiki	7,100		231,222
Ajinomoto	20,200		360,853
Alfresa Holdings	8,300		201,063
Alps Alpine	9,200		168,176
Amada Holdings	15,800		173,354
ANA Holdings	4,900		164,469
Aozora Bank	5,695		130,222
Asahi Group Holdings	16,200		698,712
Asahi Intecc	9,200		239,037
Asahi Kasei	57,500		585,087
Astellas Pharma	84,995		1,208,010
Bandai Namco Holdings	9,150		489,546
Benesse Holdings	3,200		75,016
Bridgestone	25,800		968,464
Brother Industries	10,600		187,820
CALBEE	3,500		98,305
Canon	45,617		1,239,888
Casio Computer	8,500		96,888
Central Japan Railway	6,500		1,304,768
Chubu Electric Power	29,500		415,956

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
Chugai Pharmaceutical	10,128	723,235
Coca-Cola Bottlers Japan Holdings	5,500	134,545
Concordia Financial Group	50,600	178,049
Credit Saison	6,200	75,363
CyberAgent	4,600	185,786
Dai Nippon Printing	10,700	224,400
Daicel	11,900	100,755
Daifuku	4,700	257,144
Dai-ichi Life Insurance	48,100	705,702
Daiichi Sankyo	25,883	1,570,977
Daikin Industries	11,400	1,415,203
Daito Trust Construction	3,300	426,787
Daiwa House Industry	25,300	716,644
Daiwa House REIT Investment	84	205,611
Daiwa Securities Group	68,800	296,628
Denso	19,800	840,197
Dentsu	10,100	336,539
Disco	1,200	220,607
East Japan Railway	13,900	1,274,308
Eisai	11,300	610,870
Electric Power Development	6,980	156,928
FamilyMart UNY Holdings	11,268	241,229
FANUC	8,729	1,555,066
Fast Retailing	2,658	1,591,896
Fuji Electric	6,000	184,089
FUJIFILM Holdings	16,500	782,130
Fujitsu	8,980	704,786
Fukuoka Financial Group	7,900	144,275
GMO Payment Gateway	1,900	138,533
Hakuhodo DY Holdings	11,100	174,193
Hamamatsu Photonics	6,100	224,907
Hankyu Hanshin Holdings	10,500	368,441
Hikari Tsushin	900	198,674
Hino Motors	13,800	110,793
Hirose Electric	1,433	150,035
Hisamitsu Pharmaceutical	2,400	96,567
Hitachi	44,080	1,567,880
Hitachi Chemical	4,900	134,559
Hitachi Construction Machinery	4,600	108,266
Hitachi High-Technologies	3,200	159,784
Hitachi Metals	9,800	103,350
Honda Motor	73,459	1,821,607
Hoshizaki	2,500	176,666
Hoya	17,200	1,321,493

Description	Shares	Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
Hulic	13,500	115,953
Idemitsu Kosan	9,075	250,053
IHI	6,800	162,051
Iida Group Holdings	7,000	114,901
INPEX	46,000	403,539
Isetan Mitsukoshi Holdings	14,520	115,497
Isuzu Motors	24,500	270,162
ITOCHU	60,900	1,162,002
Itochu Techno-Solutions	4,600	117,776
J Front Retailing	11,200	131,678
Japan Airlines	5,000	156,489
Japan Airport Terminal	2,200	91,282
Japan Exchange Group	23,400	342,720
Japan Post Bank	17,400	168,767
Japan Post Holdings	72,100	706,085
Japan Prime Realty Investment	35	154,913
Japan Real Estate Investment	59	369,308
Japan Retail Fund Investment	123	247,345
Japan Tobacco	54,700	1,214,279
JFE Holdings	22,860	302,610
JGC	10,400	135,064
JSR	8,100	134,235
JTEKT	9,800	115,832
JXTG Holdings	146,126	687,312
Kajima	19,700	253,554
Kakaku.com	6,200	128,886
Kamigumi	4,700	107,981
Kaneka	2,000	74,271
Kansai Paint	7,800	153,596
Kao	22,000	1,608,794
Kawasaki Heavy Industries	6,800	147,288
KDDI	80,663	2,106,309
Keihan Holdings	4,200	170,523
Keikyu	9,800	164,774
Keio	4,700	290,117
Keisei Electric Railway	5,700	209,521
Keyence	4,170	2,379,761
Kikkoman	6,500	293,862
Kintetsu Group Holdings	7,735	365,620
Kirin Holdings	37,300	810,531
Kobayashi Pharmaceutical	2,300	164,174
Kobe Steel	13,300	85,565
Koito Manufacturing	4,700	235,410
Komatsu	41,800	931,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
Konami Holdings	4,400		187,648
Konica Minolta	20,000		165,569
Kose	1,500		255,158
Kubota	47,600		737,615
Kuraray	14,600		172,915
Kurita Water Industries	4,300		108,564
Kyocera	14,500		887,033
Kyowa Hakko Kirin	10,805		178,384
Kyushu Electric Power	18,100		180,059
Kyushu Railway	7,400		210,662
Lawson	2,100		104,397
LINE	2,700	[a]	85,973
Lion	10,500		206,374
LIXIL Group	12,224		211,405
M3	19,500		395,416
Makita	9,900		324,815
Marubeni	72,200		468,449
Marui Group	8,500		184,013
Maruichi Steel Tube	2,600		68,437
Mazda Motor	25,600		252,127
McDonald's Holdings Co. Japan	2,800		125,749
Mebuki Financial Group	42,530		104,624
Medipal Holdings	8,000		170,193
MEIJI Holdings	5,042		350,075
Mercari	3,000	[a]	80,203
MinebeaMitsumi	16,100		275,480
MISUMI Group	12,638		284,465
Mitsubishi	60,898		1,637,650
Mitsubishi Chemical Holdings	58,780		418,010
Mitsubishi Electric	82,500		1,078,132
Mitsubishi Estate	54,000		987,825
Mitsubishi Gas Chemical	6,700		89,225
Mitsubishi Heavy Industries	14,570		601,610
Mitsubishi Materials	5,400		148,360
Mitsubishi Motors	28,600		126,403
Mitsubishi Tanabe Pharma	10,700		121,331
Mitsubishi UFJ Financial Group	559,390		2,765,219
Mitsubishi UFJ Lease & Finance	18,600		98,685
Mitsui & Co.	74,800		1,217,502
Mitsui Chemicals	8,500		194,592
Mitsui Fudosan	40,386		913,911
Mitsui OSK Lines	5,000		122,540
Mizuho Financial Group	1,087,900		1,538,224
Monotaro	5,500		120,191

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
MS&AD Insurance Group Holdings	21,157		693,411
Murata Manufacturing	26,200		1,155,367
Nabtesco	4,700		126,579
Nagoya Railroad	8,400		231,263
NEC	10,980		446,939
NEXON	22,800	[a]	361,765
NGK Insulators	11,100		165,590
NGK Spark Plug	6,626		126,184
NH Foods	4,000		147,810
Nidec	10,200		1,368,320
Nikon	15,060		203,490
Nintendo	5,125		1,877,652
Nippon Building Fund	62		435,418
Nippon Electric Glass	3,417		76,643
Nippon Express	3,700		208,200
Nippon Paint Holdings	6,600		287,047
Nippon Prologis REIT	83		199,646
Nippon Steel	36,061		566,291
Nippon Telegraph & Telephone	29,300		1,322,397
Nippon Yusen	7,180		119,322
Nissan Chemical	5,500		240,840
Nissan Motor	106,300		694,280
Nisshin Seifun Group	9,138		172,971
Nissin Foods Holdings	2,800		173,227
Nitori Holdings	3,700		499,211
Nitto Denko	6,900		341,603
Nomura Holdings	149,600		490,366
Nomura Real Estate Holdings	5,500		111,593
Nomura Real Estate Master Fund	171		271,611
Nomura Research Institute	15,249		269,496
NSK	16,500		139,639
NTT Data	28,400		372,897
NTT DOCOMO	60,800		1,457,667
Obayashi	30,100		284,611
Obic	3,000		317,552
Odakyu Electric Railway	13,400		299,364
Oji Holdings	39,800		205,575
Olympus	52,300		571,120
Omron	8,900		424,736
Ono Pharmaceutical	17,100		310,543
Oracle Japan	1,600		132,798
Oriental Land	9,000		1,185,992
ORIX	60,600		866,449
Osaka Gas	17,500		321,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
Otsuka	4,900		192,858
Otsuka Holdings	17,800		654,454
Pan Pacific International Holdings	4,900		312,660
Panasonic	101,095		854,254
Park24	5,600		121,099
PeptiDream	4,300	[a]	240,207
Persol Holdings	8,400		201,655
Pigeon	5,000		183,802
Pola Orbis Holdings	3,900		97,881
Rakuten	39,700		405,796
Recruit Holdings	54,100		1,841,075
Renesas Electronics	33,300	[a]	195,060
Resona Holdings	92,400		375,261
Ricoh	31,300		286,881
Rinnai	1,400		94,313
Rohm	4,200		292,850
Ryohin Keikaku	1,100		195,625
Sankyo	2,000		68,901
Santen Pharmaceutical	16,200		261,098
SBI Holdings	10,830		246,949
Secom	9,600		754,460
Sega Sammy Holdings	7,484		96,087
Seibu Holdings	9,200		144,654
Seiko Epson	13,300		195,835
Sekisui Chemical	16,600		245,945
Sekisui House	27,700		465,403
Seven & i Holdings	34,360		1,168,398
Seven Bank	26,000		70,278
SG Holdings	6,200		163,480
Sharp	10,500		132,302
Shimadzu	9,900		238,575
Shimamura	1,000		70,693
Shimano	3,300		465,792
Shimizu	27,200		219,396
Shin-Etsu Chemical	16,600		1,690,861
Shinsei Bank	6,900		104,116
Shionogi & Co.	12,300		682,048
Shiseido	18,200		1,339,667
Showa Denko	6,000		161,514
SMC	2,600		944,818
Softbank	76,600		1,031,560
SoftBank Group	75,000		3,800,390
Sohgo Security Services	3,100		150,490
Sompo Holdings	15,270		632,826

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
Sony	57,780		3,281,580
Sony Financial Holdings	6,800		164,859
Stanley Electric	5,500		135,852
Subaru	27,500		639,693
Sumco	11,800		155,335
Sumitomo	53,900		800,976
Sumitomo Chemical	69,600		317,976
Sumitomo Dainippon Pharma	7,400		135,852
Sumitomo Electric Industries	33,300		412,177
Sumitomo Heavy Industries	4,900		158,099
Sumitomo Metal Mining	10,500		298,587
Sumitomo Mitsui Financial Group	60,500		2,118,447
Sumitomo Mitsui Trust Holdings	14,964		511,058
Sumitomo Realty & Development Co.	15,300		557,217
Sumitomo Rubber Industries	7,400		80,813
Sundrug	3,000		82,781
Suntory Beverage & Food	6,300		248,783
Suzuken	3,212		177,232
Suzuki Motor	16,700		652,107
Sysmex	7,500		542,370
T&D Holdings	25,100		281,777
Taiheiyo Cement	5,200		146,243
Taisei	8,900		307,249
Taisho Pharmaceutical Holdings	1,600		121,719
Taiyo Nippon Sanso	6,000		123,546
Takeda Pharmaceutical	67,623		2,339,694
TDK	6,000		462,278
Teijin	8,200		141,995
Terumo	28,900		840,741
The Bank of Kyoto	2,400		92,839
The Chiba Bank	25,000		123,242
The Chugoku Electric Power	12,000		149,863
The Kansai Electric Power Company	30,999		382,276
The Shizuoka Bank	22,100		151,931
The Yokohama Rubber Company	5,400		99,292
THK	5,100		128,502
Tobu Railway	8,800		250,507
Toho	5,200		201,791
Toho Gas	3,200		122,075
Tohoku Electric Power	18,800		188,297
Tokio Marine Holdings	29,500		1,565,905
Tokyo Century	1,700		70,190
Tokyo Electric Power Co. Holdings	69,372	[a]	333,458
Tokyo Electron	7,100		1,205,406

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 23.3% (continued)
Tokyo Gas	17,700		441,711
Tokyu	22,110		387,595
Tokyu Fudosan Holdings	26,500		153,572
Toppan Printing	10,900		178,046
Toray Industries	63,500		437,178
Toshiba	24,900		794,136
Tosoh	11,900		166,491
TOTO	6,400		256,204
Toyo Seikan Group Holdings	6,300		109,938
Toyo Suisan Kaisha	4,000		158,864
Toyoda Gosei	2,400		44,030
Toyota Industries	6,800		352,393
Toyota Motor	103,655		6,667,966
Toyota Tsusho	9,500		274,601
Trend Micro	5,500		239,988
Tsuruha Holdings	1,800		183,574
Unicharm	18,000		510,070
United Urban Investment	128		216,593
USS	10,200		202,268
Welcia Holdings	2,100		97,599
West Japan Railway	7,500		612,436
Yahoo! Japan	131,100		383,488
Yakult Honsha	5,400		304,398
Yamada Denki	26,900		118,929
Yamaha	6,600		311,324
Yamaha Motor	12,300		215,436
Yamato Holdings	14,400		282,373
Yamazaki Baking	5,000		76,121
Yaskawa Electric	11,200		371,063
Yokogawa Electric	10,500		188,305
ZOZO	9,200		173,931
			149,180,460
Luxembourg - .3%
ArcelorMittal	30,575		486,787
Aroundtown	36,735		293,865
Eurofins Scientific	526	[a]	224,054
Millicom International Cellular, SDR	2,847		146,364
RTL Group	1,680		82,535
SES	15,857		263,578
Tenaris	21,215		265,722
			1,762,905
Macau - .1%
MGM China Holdings	40,000		65,493
Sands China	109,013		526,898

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Macau - .1% (continued)
Wynn Macau	65,200		145,872
			738,263
Mexico - .0%
Fresnillo	9,224		66,985
Netherlands - 4.8%
ABN AMRO Group	18,657	[d]	369,646
Adyen	476	[d]	359,302
Aegon	83,064		409,851
Akzo Nobel	10,314		972,922
ASML Holding	19,342		4,290,164
EXOR	4,861		337,947
Heineken	11,823		1,268,963
Heineken Holding	5,299		536,675
ING Groep	177,160		1,966,278
Koninklijke Ahold Delhaize	54,002		1,220,977
Koninklijke DSM	8,211		1,016,100
Koninklijke KPN	163,030		464,677
Koninklijke Philips	41,767		1,958,704
Koninklijke Vopak	3,385		166,590
NN Group	14,460		543,101
NXP Semiconductors	13,482		1,393,904
QIAGEN	10,398	[a]	396,184
Randstad	5,213		261,197
Royal Dutch Shell, Cl. A	201,001		6,312,621
Royal Dutch Shell, Cl. B	170,088		5,368,328
Wolters Kluwer	12,668		917,846
			30,531,977
New Zealand - .3%
a2 Milk	32,196	[a]	378,322
Auckland International Airport	44,845		273,428
Fisher & Paykel Healthcare	26,119		282,221
Fletcher Building	40,161		130,734
Meridian Energy	60,187		185,242
Ryman Healthcare	16,781		141,942
Spark New Zealand	84,529		220,705
			1,612,594
Norway - .6%
Aker BP	4,923		139,665
DNB	44,082		788,037
Equinor	45,801		817,679
Gjensidige Forsikring	9,414		182,984
Mowi	20,206		485,775
Norsk Hydro	58,743		200,529
Orkla	33,760		286,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Norway - .6% (continued)
Schibsted, Cl. B	4,266		109,280
Telenor	32,849		665,768
Yara International	8,213		385,449
			4,061,693
Portugal - .2%
Banco Espirito Santo	118,053	[a]	0
Energias de Portugal	113,882		416,127
Galp Energia	23,317		362,271
Jeronimo Martins	11,859		191,198
			969,596
Russia - .0%
Evraz	23,508		186,548
Singapore - 1.3%
Ascendas Real Estate Investment Trust	110,033		244,126
CapitaLand	115,200		302,358
CapitaLand Commercial Trust	122,251		183,082
CapitaLand Mall Trust	116,600		221,857
City Developments	19,800		139,503
ComfortDelGro	93,200		183,474
DBS Group Holdings	81,788		1,563,105
Genting Singapore	285,427		190,501
Golden Agri-Resources	278,440		59,592
Jardine Cycle & Carriage	4,113		100,870
Keppel	65,300		301,902
Oversea-Chinese Banking	144,623		1,206,026
SATS	27,600		96,565
Sembcorp Industries	43,254		73,172
Singapore Airlines	22,833		160,195
Singapore Exchange	38,100		219,230
Singapore Press Holdings	69,075		110,781
Singapore Technologies Engineering	67,400		207,228
Singapore Telecommunications	373,351		901,545
Suntec Real Estate Investment Trust	84,200		116,565
United Overseas Bank	57,063		1,094,036
UOL Group	21,111		112,512
Venture	12,500		140,232
Wilmar International	86,800		251,102
			8,179,559
South Africa - .0%
Investec	30,160		170,985
Spain - 2.8%
ACS Actividades de Construccion y Servicios	12,056		486,604
Aena Sme	3,036	[d]	547,270

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Spain - 2.8% (continued)
Amadeus IT Group	19,997		1,564,161
Banco Bilbao Vizcaya Argentaria	300,508		1,522,500
Banco de Sabadell	253,721		221,282
Banco Santander	737,982		3,141,399
Bankia	54,722		108,080
Bankinter	30,826		199,494
CaixaBank	161,676		398,177
Cellnex Telecom	8,855	[a,d]	330,257
Enagas	9,933		215,826
Endesa	14,681		362,798
Ferrovial	22,381		581,874
Grifols	13,223		427,689
Iberdrola	6,206	[a]	58,876
Iberdrola	266,863		2,528,473
Industria de Diseno Textil	49,732		1,483,190
Mapfre	46,873		128,353
Naturgy Energy Group	13,394		339,030
Red Electrica	19,830		374,856
Repsol	66,323		1,051,502
Siemens Gamesa Renewable Energy	11,330		158,198
Telefonica	210,573		1,607,165
			17,837,054
Sweden - 2.3%
Alfa Laval	14,675		274,306
Assa Abloy, Cl. B	45,799		1,048,994
Atlas Copco, Cl. A	30,703		940,463
Atlas Copco, Cl. B	17,505		478,088
Boliden	11,970	[a]	271,526
Electrolux, Ser. B	9,972		230,623
Epiroc, Cl. A	29,339		321,284
Epiroc, Cl. B	17,899		185,772
Ericsson, Cl. B	140,116		1,229,349
Essity, Cl. B	27,741		824,139
Hennes & Mauritz, Cl. B	36,887		641,239
Hexagon, Cl. B	11,859		575,304
Husqvarna, Cl. B	19,879		176,310
ICA Gruppen	4,311	[c]	191,079
Industrivarden, Cl. C	7,920		172,041
Investor, Cl. B	20,621		981,283
Kinnevik, Cl. B	10,806		275,258
L E Lundbergforetagen, Cl. B	3,686		136,639
Lundin Petroleum	8,717		273,678
Sandvik	51,631		794,563
Securitas, Cl. B	14,570		225,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Sweden - 2.3% (continued)
Skandinaviska Enskilda Banken, Cl. A	72,585		682,761
Skanska, Cl. B	15,311		285,841
SKF, Cl. B	16,944		277,909
Svenska Handelsbanken, Cl. A	68,041		612,784
Swedbank, Cl. A	40,421		551,684
Swedish Match	8,172		312,334
Tele2, Cl. B	22,256		318,036
Telia	129,337		576,839
Volvo, Cl. B	67,206		998,590
			14,864,536
Switzerland - 9.5%
ABB	83,967		1,578,237
Adecco Group	7,257		396,135
Alcon	19,791	[a]	1,144,690
Baloise Holding	2,163		390,317
Barry Callebaut	103		201,483
Chocoladefabriken Lindt & Spruengli	5		413,181
Chocoladefabriken Lindt & Spruengli-PC	48		353,403
Cie Financiere Richemont	23,517		2,007,239
Clariant	8,861		162,210
Coca-Cola HBC	8,846	[a]	305,532
Credit Suisse Group	116,563	[a]	1,411,652
Dufry	1,852	[a]	162,549
EMS-Chemie Holding	377		235,295
Geberit	1,696		781,170
Givaudan	417		1,106,485
Glencore	506,721		1,631,539
Julius Baer Group	10,045		429,179
Kuehne + Nagel International	2,418		355,882
LafargeHolcim	22,894	[a]	1,121,095
Lonza Group	3,366		1,151,478
Nestle	138,978		14,747,993
Novartis	98,401		9,023,283
Pargesa Holding-BR	1,815		136,211
Partners Group Holding	851		678,306
Roche Holding	31,888		8,538,159
Schindler Holding	948		212,931
Schindler Holding-PC	1,798		414,869
SGS	240		591,974
Sika	5,779		835,043
Sonova Holding	2,466		568,790
STMicroelectronics	30,289		555,938
Straumann Holding	457		372,601
Swatch Group	2,353		128,197

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Switzerland - 9.5% (continued)
Swatch Group-BR	1,297		376,109
Swiss Life Holding	1,526		737,755
Swiss Prime Site	3,329		293,014
Swiss Re	13,895		1,345,820
Swisscom	1,165		565,054
Temenos	2,919	[a]	512,709
UBS Group	175,510	[a]	1,950,236
Vifor Pharma	1,991		294,786
Zurich Insurance Group	6,886		2,394,933
			60,613,462
United Arab Emirates - .0%
NMC Health	4,176		125,388
United Kingdom - 14.4%
3i Group	44,293		597,096
Admiral Group	8,590		225,934
Anglo American	47,602	[c]	1,175,201
Ashtead Group	21,018		573,923
Associated British Foods	16,049		470,962
AstraZeneca	57,556		4,940,170
Auto Trader Group	40,945	[d]	268,390
Aviva	178,449		878,681
BAE Systems	144,816		962,768
Barclays	772,712		1,449,915
Barratt Developments	47,302		369,418
Berkeley Group Holdings	5,356		252,807
BP	919,840		6,066,180
British American Tobacco	104,224		3,719,056
BT Group	381,615		890,785
Bunzl	14,940		390,974
Burberry Group	18,466		503,760
Centrica	262,919		241,901
CNH Industrial	46,827		472,903
Coca-Cola European Partners	10,790		596,471
Compass Group	71,498		1,802,231
Croda International	5,824		331,389
Diageo	109,824		4,582,372
Direct Line Insurance Group	60,342		235,990
easyJet	6,768		79,242
Experian	41,096		1,246,774
Ferguson	10,536		784,695
Fiat Chrysler Automobiles	49,335		655,680
G4S	66,375		153,824
GlaxoSmithKline	225,526		4,666,935
Halma	17,189		416,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
United Kingdom - 14.4% (continued)
Hargreaves Lansdown	12,745		324,242
HSBC Holdings	910,217		7,249,149
Imperial Brands	43,684		1,104,987
Informa	57,502		607,139
InterContinental Hotels Group	7,935		550,226
Intertek Group	7,369		509,413
ITV	158,945		212,414
J Sainsbury	76,796		183,325
John Wood Group	29,942		191,244
Johnson Matthey	9,013		351,296
Kingfisher	96,525		259,687
Land Securities Group	32,207		311,383
Legal & General Group	269,925		856,161
Lloyds Banking Group	3,245,832	[a]	2,102,278
London Stock Exchange Group	14,318		1,155,138
Marks & Spencer Group	88,850		222,717
Meggitt	35,566		257,184
Melrose Industries	224,356		503,377
Merlin Entertainments	31,172	[d]	170,220
Micro Focus International	15,453		323,863
Mondi	20,581		449,769
National Grid	153,775		1,580,510
Next	6,363		467,901
Ocado Group	20,689	[a]	311,121
Pearson	34,881	[c]	370,064
Persimmon	14,779		360,024
Prudential	117,963		2,432,857
Reckitt Benckiser Group	32,175		2,494,663
RELX	89,315		2,118,435
Rentokil Initial	83,708		441,572
Rio Tinto	16,772		1,132,593
Rio Tinto	51,817		2,942,228
Rolls-Royce Holdings	76,359	[a]	798,414
Royal Bank of Scotland Group	214,878		567,571
RSA Insurance Group	46,504		317,491
Schroders	5,696		205,522
Segro	50,134		465,024
Severn Trent	10,397		254,802
Smith & Nephew	40,021		906,759
Smiths Group	18,451		366,802
Spirax-Sarco Engineering	3,338		364,291
SSE	47,075		628,670
St James's Place	24,715		293,306
Standard Chartered	127,138		1,042,748

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
United Kingdom - 14.4% (continued)
Standard Life Aberdeen		110,853		401,194
Taylor Wimpey		143,266		280,833
Tesco		446,743		1,211,043
The British Land Company		42,445		262,329
The Sage Group		48,291		421,191
Unilever		66,218		3,819,557
Unilever		50,460		3,039,125
United Utilities Group		31,813		304,574
Vodafone Group		1,216,333		2,215,297
Weir Group		11,927		215,994
Whitbread		6,591		361,631
Wm Morrison Supermarkets		103,267		244,645
WPP		56,302		662,856
				92,201,925
United States - .1%
Carnival		7,255		327,434
Total Common Stocks (cost $493,081,646)				617,358,262
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	6.83	2,667		158,489
Fuchs Petrolub	2.75	2,998		115,761
Henkel & Co.	1.95	8,154		840,548
Porsche Automobil Holding	3.69	7,003		463,588
Sartorius	.36	1,567		321,088
Volkswagen	3.11	8,463		1,416,988
Total Preferred Stocks (cost $2,478,737)				3,316,462
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.28%, 9/12/19 (cost $862,733)		865,000	[e,f]	863,049
	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,300,249)	2.28	14,300,249	[g]	14,300,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,058,940)	2.28	2,058,940	[g]	2,058,940
Total Investments (cost $512,782,305)		99.8%		637,896,962
Cash and Receivables (Net)		.2%		1,127,963
Net Assets		100.0%		639,024,925

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

PC—Participation Certificate

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $3,288,959 and the value of the collateral held by the fund was $3,479,938, consisting of cash collateral of $2,058,940 and U.S. Government & Agency securities valued at $1,420,998.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $5,168,788 or .81% of net assets.

e Held by a counterparty for open exchange traded derivative contracts.

f Security is a discount security. Income is recognized through the accretion of discount.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	171	9/19	16,312,923	16,119,315	(193,608)
Gross Unrealized Depreciation				(193,608)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	4,325,342	613,032,920†	-	617,358,262
Equity Securities - Preferred Stocks	-	3,316,462†	-	3,316,462
Investment Companies	16,359,189	-	-	16,359,189
U.S. Treasury	-	863,049	-	863,049
Liabilities ($)
Other Financial Instruments:
Futures††	(193,608)	-	-	(193,608)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

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traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

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contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $125,114,657, consisting of $178,947,005 gross unrealized appreciation and $53,832,348 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.